Securities and Exchange Commission
Washington, DC 20549
Mail Stop 3561

RE: American Media Systems Co.
Comments to Form 10-KSB for the year ended December 31, 2007
Dated July 21, 2007
File No. 000-51568

Staff comment 1 - Internal Control Over Financial Reporting

It does not appear that your management has completed its assessment of internal control over financial reporting as of December 31, 2007. Since you were required to file or filed an annual report for the prior fiscal year, it appears you are required to report on your management's assessment of internal control over financial reporting.

If your management has not yet completed its assessment, we ask that you complete your evaluation and amend your filing within 30 calendar days to provide the required management's report on internal control over financial reporting.

In addition, please consider whether management's failure to perform or complete its report on internal control over financial reporting impacts its conclusions regarding the effectiveness of your disclosure controls and procedures as of the end of the fiscal year covered by the report and revise your disclosure as appropriate.

Supplemental disclosure

Management completed its assessment of internal control over financial reporting for the year ending December 31, 2007 and we have amended the disclosure in Form 10-KSB in Item 8A(T).

Management has further considered whether the failure to properly disclose the requirements of Item 8A(T) impacts our conclusions regarding the effectiveness of our disclosure controls and procedures. Our internal control system provides only reasonable, not absolute, assurance that the objectives of the control system are met. The failure to properly meet the reporting requirements of Item 8A(T) was caused by a clerical error. Upon review of our disclosure controls and procedures we have concluded that the clerical error does not impact management's conclusion regarding the effectiveness of our disclosure controls and procedures.

Amended disclosure - ITEM 8A(T). CONTROLS AND PROCEDURES

Our management is responsible for establishing and maintaining adequate internal control over financial reporting for the Company as defined in Rules 13a-15(f) and 15d-15(f) under the Exchange Act. Our internal control over financial reporting is designed to provide reasonable assurance regarding the (i) effectiveness and efficiency of operations, (ii) reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles, and (iii) compliance with applicable laws and regulations. Our internal controls framework is based on the criteria set forth in the Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Management's assessment of the effectiveness of the Company's internal control over financial reporting is as of the fiscal year ended December 31, 2007. We believe that our internal control over financial reporting is effective. We have not identified any current material weaknesses considering the nature and extent of our current operations.

This annual report does not include an attestation report of the Company's registered public accounting firm regarding internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to temporary rules of the SEC that permit the Company to provide only management's report in this annual report.

Staff comment 2 - Form Type

We note that your most recent quarterly report for the period ending March 31, 2008 was on Form 10-QSB and not Form 10-Q. Beginning February 4, 2008, companies formerly classified as "small business issuers" under Regulation S-B must file their quarterly reports on Form 10-Q after they have filed an annual report for a fiscal year ending after December 15, 2007. Although small business issuers are now required to file on Form 10-Q, the disclosure requirements for that form are now tailored for smaller companies.

Although we are not asking you to correct your most recent filing just to reflect the proper form type, we ask that you review your filing requirements and consider whether any action is necessary if your most recently filed quarterly report does not contain all required material information. In any event, you should file your next quarterly report on Form 10-Q.

Supplemental disclosure

Management has reviewed our filing requirements under form 10-Q and have concluded that all material information required was included in our 10-QSB filing for the period ending March 31, 2008. We therefore elect to not file an amended form 10-Q for said period.

For the period ending June 30, 2008 and all subsequent interim reporting periods the Company will file form 10-Q.

Supplemental disclosure

In response to staff comment the Company hereby acknowledges:

  The Company is responsible for the adequacy and accuracy of the disclosure in the filing;
  Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing;
  The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.